Deferred Share Units (Tables)	12 Months Ended
Jun. 30, 2020
Deferred Share Units
Schedule of Deferred Share Units

The following table summarizes the DSU activity during the years ended June 30, 2020:

	Number of shares	Weighted average grant date fair value per share (C$)
Unvested as at June 30, 2018 and June 30, 2019	-	$-
Granted (i)	7,500,000	0.65
Unvested as at June 30, 2020	7,500,000	$0.65

(i) On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these DSUs results in stock-based compensation of $549,664 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.